Note 3 - Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	As of December 31,		As of March 31,
	2017	2018	2019
			(unaudited)
Furniture and fixtures	$29	$29	$29
Office equipment	2	2	2
Computer equipment	24	18	18
Laboratory equipment	2	2	2
Total property and equipment	57	51	51
Less accumulated depreciation	(44)	(41)	(43)
Property and equipment, net	$13	$10	$8